BANK ACQUISITION (Tables)	9 Months Ended
Sep. 30, 2014
BANK ACQUISITION [Abstract]
Schedule of Recognized Identified Assets Acquired and Liabilities Assumed [Table Text Block]
The following table summarizes the consideration paid and the amount of assets acquired and liabilities assumed recognized at the acquisition date.

(in thousands)	March 18, 2014

Consideration
Stock Consideration	$7,836
Cash	6,635
Fair Value of Total Consideration Transferred	$14,471

Recognized amounts of identifiable assets acquired and liabilities assumed
Assets acquired
Cash and due from banks	$3,484
Federal funds sold	4,596
Securities available for sale	14,691
Restricted stock	968
Loans	118,126
Premises and equipment, net	2,349
Accrued interest receivable	480
Prepaid expenses and other assets	619
Deferred federal income taxes	1,803
Core deposit intangible	1,734
Total assets acquired	$148,850

Fair value of liabilities assumed
Deposits	117,050
Subordinated debenture and FHLB advances	17,649
Accrued interest payable	30
Other liabilities	274
Total liabilities assumed	135,003

Total identifiable net assets	$13,847

Goodwill	$624

Schedule Of Financing Receivable, Acquired With and Without Evidence of Deteriorated Credit Quality [Table Text Block]
	Non-impaired	Credit-impaired
	Purchased	Purchased
(in thousands)	Loans	Loans
Real estate mortgage loans:
Residential:
1-4 Family	$39,995	$1,399
Multi-family	3,851	-
Construction	7,210	-
Farm	7,304	758
Nonresidential and land	26,013	2,523
Commercial non-mortgage loans	22,090	565
Consumer loans	6,257	161

Total loans	$112,720	$5,406

Schedule Of Composition of Acquired Financing Receivable [Table Text Block]
The composition of the acquired loans at March 18, 2014 follows:

	Contractual	Fair Value
(in thousands)	Amount	Adjustments	Fair Value
Real estate mortgage loans:
Residential:
1-4 Family	$42,885	$(1,491)	$41,394
Multi-family	3,887	(36)	3,851
Construction	7,253	(43)	7,210
Farm	8,416	(354)	8,062
Nonresidential and land	30,188	(1,652)	28,536
Commercial non-mortgage loans	25,610	(2,955)	22,655
Consumer loans	6,460	(42)	6,418

Total loans	$124,699	$(6,573)	$118,126

Schedule of Loans and Debt Securities Acquired with Deteriorated Credit Quality [Table Text Block]
The following table presents the purchased loans that are included within the scope of ASC Topic 310-30, Loans and Debt Securities Acquired with Deteriorated Credit Quality as of March 19, 2014.

(in thousands)

Contractually-required principal and interest payments	$10,079
Non-Accretable difference	(3,763)
Accretable yield	(910)

Fair value of loans	$5,406

Business Acquisition, Pro Forma Information [Table Text Block]
The following table presents pro forma information as if the Town Square Financial Corporation acquisition had occurred January 1, 2013.

	Three months ended		Nine months ended
	September 30,		September 30,
(in thousands, except per share data)	2014	2013	2014	2013

Net Interest Income	$4,009	$1,816	$12,409	$10,066

Net Income before tax	$1,666	$1,366	$3,963	$4,763
Tax (expense)	(583)	(478)	(1,387)	(1,667)

Net Income	$1,083	$888	$2,576	$3,096

Basic and diluted earnings per share	$0.30	$0.30	$0.76	$1.03